NYSE Euronext

Received SEC
AUG 17 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

[redacted]

10013407

August 17, 2010

CERTNYS
001-34544

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Energy Future Intermediate Holding Company LLC and EFIH Finance Inc. (Co-Issuers), 10.000% Senior Secured Notes due 2020, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 16, 2010. Tentative listing date – August 18, 2010.

Sincerely,

EM